LONG-TERM DEBT AND NOTE PAYABLE - Schedule of Debt Maturity (Details) $ in Thousands	Oct. 28, 2018 USD ($)
Debt Disclosure [Abstract]
2019	$ 4,150
2020	4,150
2021	4,150
2022	4,150
2023 and thereafter	396,325
Long-term debt	$ 412,925